Annual Total Returns- Federated Hermes MDT Small Cap Growth Fund (Class A C IS and R6 Shares) [BarChart] - Class A C IS and R6 Shares - Federated Hermes MDT Small Cap Growth Fund - R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.63%	17.40%	42.33%	1.71%	3.50%	20.41%	25.04%	(6.22%)	21.14%	29.89%